Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Changes in warranty liabilities

Standard Warranty Liability

($ in millions)

	2018	2017
Balance at January 1	$152	$156
Current period accruals	121	172
Accrual adjustments to reflect experience	(32)	(10)
Charges incurred	(123)	(165)

Balance at December 31	$118	$152

Extended Warranty Liability (Deferred Income)

($ in millions)

	2018	2017
Balance at January 1	$566	$531
Revenue deferred for new extended warranty contracts	220	267
Amortization of deferred revenue	(240)	(260)
Other*	(13)	28

Balance at December 31	$533	$566

Current portion	$271	$277
Noncurrent portion	$262	$289

*Other consists primarily of foreign currency translation adjustments.